Other payables and accruals - Schedule of Other Payables and Accruals (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other payables and accruals - Schedule of Other Payables and Accruals (Details) [Line Items]
Other payables and accruals	¥ 179,051	$ 24,530	¥ 293,003
Contract liabilities	30,644		101,053
Aggregate continuing and discontinued operations [member]
Other payables and accruals - Schedule of Other Payables and Accruals (Details) [Line Items]
Contract liabilities	32,509		101,053
Employee benefits payable	32,074		44,589
Accrued expenses	88,311		114,606
Other taxes payable	11,022		5,771
Revenue-based financing	2,604		21,628
Others	15,451		5,356
Other payables and accruals	181,971		293,003
Contract liabilities	32,509		101,053
Disposal groups classified as held for sale [member]
Other payables and accruals - Schedule of Other Payables and Accruals (Details) [Line Items]
Other payables and accruals	2,920		0
Contract liabilities	1,865		0
Advances Received From Customer For Charging [Member] | Aggregate continuing and discontinued operations [member]
Other payables and accruals - Schedule of Other Payables and Accruals (Details) [Line Items]
Contract liabilities	13,955		32,446
Advances From platform User [Member] | Aggregate continuing and discontinued operations [member]
Other payables and accruals - Schedule of Other Payables and Accruals (Details) [Line Items]
Contract liabilities	11,669		12,682
Advances Received From Customer To Purchase Energy [Member] | Aggregate continuing and discontinued operations [member]
Other payables and accruals - Schedule of Other Payables and Accruals (Details) [Line Items]
Contract liabilities	6,501		51,926
Defered Income [Member] | Aggregate continuing and discontinued operations [member]
Other payables and accruals - Schedule of Other Payables and Accruals (Details) [Line Items]
Contract liabilities	0		3,342
Other Contract Liabilities [Member] | Aggregate continuing and discontinued operations [member]
Other payables and accruals - Schedule of Other Payables and Accruals (Details) [Line Items]
Contract liabilities	¥ 384		¥ 657